Deposits (Deposits outstanding by type) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deposits, by Type [Abstract]
Checking Accounts	$ 197,434,385	$ 171,133,555
Money Market Accounts	231,652,920	230,902,038
Statement Savings Accounts	42,927,311	36,522,989
Total	472,014,616	438,558,582
Certificate Accounts	230,092,003	215,544,696
Total Deposits	$ 702,106,619	$ 654,103,278
Weighted Average Rate Domestic Deposit Liabilities [Abstract]
Checking Accounts, Weighted Rate	0.04%	0.02%
Money Market Accounts, Weighted Rate	0.28%	0.20%
Statement Savings Accounts, Weighted Rate	0.11%	0.10%
Total, Weighted Rate	0.16%	0.12%
Certificate Accounts, Weighted Rate	0.90%	0.78%
Total Deposit, Weighted Rate	0.41%	0.34%
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest-bearing Domestic Deposit, Brokered	$ 24,400,000	$ 40,300,000
Weighted Average Rate Domestic Deposit, Brokered	1.23%	1.14%
Interest Bearing Domestic Deposit Maturities, Brokered, Next Twelve Months	$ 9,400,000
Time Deposits, $100,000 or More	139,700,000	$ 119,200,000
Overdrafts reclassified to loans	$ 81,000
Minimum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Checking	0.00%	0.00%
Interest Rate Domestic Deposit, Money Market	0.00%	0.10%
Interest Rate Domestic Deposit, Savings	0.00%	0.00%
Interest Rate Domestic Deposit, Excluding Time Deposits	0.00%	0.00%
Interest Rate Domestic Deposit, Time Deposits	0.05%	0.04%
Interest Rate Domestic Deposit	0.00%	0.00%
Maximum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Checking	0.20%	0.20%
Interest Rate Domestic Deposit, Money Market	0.50%	0.17%
Interest Rate Domestic Deposit, Savings	0.10%	0.10%
Interest Rate Domestic Deposit, Excluding Time Deposits	0.50%	0.20%
Interest Rate Domestic Deposit, Time Deposits	2.00%	2.52%
Interest Rate Domestic Deposit	2.00%	2.52%
1.00 – 1.99%
Deposits, by Type [Abstract]
Certificate Accounts	$ 99,627,750	$ 66,532,221
1.00 – 1.99% | Minimum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	0.00%
1.00 – 1.99% | Maximum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	0.99%
2.00 – 2.99%
Deposits, by Type [Abstract]
Certificate Accounts	$ 1,109,684	641,960
2.00 – 2.99% | Minimum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	2.00%
2.00 – 2.99% | Maximum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	2.99%
3.00 – 3.99% | Minimum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	3.00%
3.00 – 3.99% | Maximum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	3.99%
0.00% - 0.99% [Member]
Deposits, by Type [Abstract]
Certificate Accounts	$ 129,354,569
Interest Rate range 4 [Member]
Deposits, by Type [Abstract]
Certificate Accounts		$ 148,370,515